Other financial assets	6 Months Ended
Jun. 30, 2021
Other financial assets
Other financial assets

9.    Other financial assets

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Assets measured at fair value
Investment portfolio – Local currency	468,725	474,535
Investment portfolio – Foreign currency	913,753	2,494,124
Assets measured at fair value through other comprehensive income	1,182	732
Hedging instruments (1)	11,460	98,877
	1,395,120	3,068,268
Assets measured at amortized cost	3,588	3,391
	1,398,708	3,071,659
Current	206,284	2,194,651
Non–current	1,192,424	877,008
	1,398,708	3,071,659

(1)	As of June 30, 2021, it corresponds to swap contracts to hedge commodity price risk and forwards to hedge exchange rate risk.

Fair value

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Level 1	120,893	5,273
Level 2	1,274,227	3,062,995
	1,395,120	3,068,268

There were no transfers between hierarchy levels during the periods.

For the process of establishing levels of the fair value for investments, in addition to the information used for valuation, other relevant aspects are also considered, such as the issuer rating, investment rating and issuer risk analysis performed by the Group, thus making it possible to establish the appropriate hierarchy level for investments.